UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Joseph Parker & Company, Inc.
Address:   330 North Broad Street, Suite A
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Mark Parker
Title:  President and Chief Executive Officer
Phone:  229-226-4715
Signature, Place, and Date of Signing:

   John Mark Parker, Thomasville, Georgia    August 13, 2003

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   39

Form 13F Information Table Value Total:   $85,164

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     3544 27480.00 SH       SOLE                 25780.00           1700.00
American SuperConductor        COM              030111108      462 75325.00 SH       SOLE                 70825.00           4500.00
Anadarko Petroleum Corp        COM              032511107     3038 68320.00 SH       SOLE                 63420.00           4900.00
BP p.l.c. ADR                  ADR              055622104      894 21286.00 SH       SOLE                 21286.00
Brown & Brown, Inc.            COM              115236101      487 15000.00 SH       SOLE                 15000.00
Campbell Soup Company          COM              134429109      409 16700.00 SH       SOLE                 15700.00           1000.00
Caterpillar, Inc               COM              149123101     4873 87550.00 SH       SOLE                 82050.00           5500.00
ChevronTexaco Corp             COM              166764100     1796 24874.00 SH       SOLE                 22974.00           1900.00
Coca-Cola Company              COM              191216100     2339 50392.00 SH       SOLE                 43792.00           6600.00
Conagra Foods, Inc.            COM              205887102     1716 72725.00 SH       SOLE                 68225.00           4500.00
Dow Chemical                   COM              260543103     3101 100160.00SH       SOLE                 95260.00           4900.00
Duke Energy Company            COM              264399106     3567 178810.00SH       SOLE                164710.00          14100.00
Emerson Electric               COM              291011104     3854 75425.00 SH       SOLE                 69425.00           6000.00
Exxon Mobil Corp               COM              30231G102     3260 90795.00 SH       SOLE                 85695.00           5100.00
Flowers Foods Inc              COM              343498101     1343 67953.00 SH       SOLE                 67953.00
Fuelcell Energy Inc            COM              35952H106      462 56425.00 SH       SOLE                 55925.00            500.00
Genentech Inc                  COM              368710406     1820 25240.00 SH       SOLE                 22640.00           2600.00
General Electric               COM              369604103     2616 91218.00 SH       SOLE                 83418.00           7800.00
IDACORP, Inc.                  COM              451107106     1952 74370.00 SH       SOLE                 71370.00           3000.00
Ingersoll-Rand Company Class A COM              G4776G101      489 10333.00 SH       SOLE                  9333.00           1000.00
Intel Corp                     COM              458140100     3322 159645.00SH       SOLE                149445.00          10200.00
International Rectifier        COM              460254105     1759 65590.00 SH       SOLE                 61090.00           4500.00
Johnson & Johnson              COM              478160104     2370 45833.00 SH       SOLE                 45833.00
Kellogg Co                     COM              487836108      982 28575.00 SH       SOLE                 28575.00
Lilly, Eli & Co                COM              532457108     1693 24548.00 SH       SOLE                 23148.00           1400.00
MBNA Corp                      COM              55262l100      313 15000.00 SH       SOLE                 15000.00
Merck & Co., Inc               COM              589331107     3484 57536.00 SH       SOLE                 53236.00           4300.00
Microsoft Corp                 COM              594918104      653 25470.00 SH       SOLE                 18470.00           7000.00
Pfizer, Inc                    COM              717081103     3513 102875.00SH       SOLE                 96000.00           6875.00
Proctor & Gamble               COM              742718109     1611 18062.00 SH       SOLE                 17262.00            800.00
Progress Energy Inc            COM              743263105     2841 64704.00 SH       SOLE                 60704.00           4000.00
Qualcomm, Inc.                 COM              747525103     2566 71410.00 SH       SOLE                 66210.00           5200.00
Royal Dutch Petroleum Co.      COM              780257804      207  4445.00 SH       SOLE                  4445.00
Southern Co                    COM              842587107     4460 143117.00SH       SOLE                134917.00           8200.00
SunTrust Banks, Inc.           COM              867914103     4062 68457.00 SH       SOLE                 63457.00           5000.00
Texas Instruments              COM              882508104     1374 78050.00 SH       SOLE                 71450.00           6600.00
Verizon Communications         COM              92343V104     3672 93074.00 SH       SOLE                 86274.00           6800.00
Wal-Mart Stores, Inc.          COM              931142103      390  7275.00 SH       SOLE                  7275.00
Wells Fargo                    COM              949746101     3868 76752.00 SH       SOLE                 71752.00           5000.00